Income Tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax reserves method change	$ 11	$ 15
Unrealized investment losses	61
Accrued expenses	293	280
Deferred policy acquisition costs	380	291
Other		1
Gross deferred tax assets	745	587
Deferred tax liabilities
Investments	354	490
Deferred reinsurance expense	16	19
Unrealized investment gains		4
Gross deferred tax liabilities	370	513
Net deferred tax asset	$ 375	$ 74